CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Allowances for doubtful accounts	$ 2,900	$ 2,700	$ 2,784	$ 2,777	$ 6,908	$ 6,756
Common stock par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, shares issued	90,743,000	90,610,000	90,405,000	89,233,000
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Convertible preferred stock, shares outstanding	0	0	0	0
Treasury stock, shares	24,821,000	24,819,000	24,816,000	23,303,000